Consolidated Balance Sheet Components - Property, Plant and Equipment (by Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 12,704	$ 15,639
UNITED STATES
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,091	1,403
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	11,586	14,209
Rest of world
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 27	$ 27